OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
OTHER ASSETS
Schedule of other assets

	12/31/17	12/31/16
Advances to employees and suppliers	58,456	83,634
Related-party receivables (Note 28)	166,733	250,679
Receivables from suppliers	114,015	99,166
Subsidy on handset sales	37,258	30,491
Surplus from post-employment benefit plans (Note 30)	9,833	9,041
Other amounts receivable	24,037	22,649
Total	410,332	495,660

Current	321,397	440,095
Noncurrent	88,935	55,565